Summary of Significant Accounting Policies - Summary of Outstanding Potential Common Shares Excluded in Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	867,673,552	991,060,144	868,101,677	862,887,302
Share options to purchase ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	158,575,852	141,325,852	159,003,977	153,789,602
Redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	709,097,700	709,097,700	709,097,700	709,097,700
Contingently issuable ordinary shares pursuant to Hutchmed share subscription agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		140,636,592
IKENA ONCOLOGY INC
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	527,737	687,826	639,837	590,688
IKENA ONCOLOGY INC | Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	527,737	687,826	639,837	590,688